Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.550 % Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Rule 457(f)	true
Amount of Securities Received | shares	1,000,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,000,000,000.00
Fee Note MAOP	$ 1,000,000,000.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.550% Senior Notes due 2035
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Each subsidiary of Cheniere Energy Partners, L.P. that is listed in the Table of Additional Registrant Guarantors will guarantee the notes being registered. Pursuant to Rule 457(n) of the Securities Act, no registration fee is required for the guarantees.